As filed with the Securities and Exchange              Registration No. 33-90474
Commission on August 13, 2001                          Registration No. 811-9002

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------

                       Post-Effective Amendment No. 12 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            and Amendment No. 13 to

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

--------------------------------------------------------------------------------

             Separate Account One of Northern Life Insurance Company

                         Northern Life Insurance Company

         1501 Fourth Avenue, Suite 1000, Seattle, Washington 98101-3620

               Depositor's Telephone Number, including Area Code:
                        (860) 273-4686 or (206) 292-1111

                           Julie E. Rockmore, Counsel
                         Northern Life Insurance Company
            151 Farmington Avenue, TS31, Hartford, Connecticut 06156
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:

                   Immediately upon filing pursuant to paragraph (b) of Rule 485
        --------
           X       on August 20, 2001 pursuant to paragraph (b) of Rule 485
        --------

                              SEPARATE ACCOUNT ONE

                        NORTHERN LIFE INSURANCE COMPANY
               ADVANTAGE(SM) AND ADVANTAGE CENTURY(SM) ANNUITIES

              AUGUST 20, 2001 SUPPLEMENT TO MAY 1, 2001 PROSPECTUS

THE FOLLOWING INFORMATION UPDATES AND AMENDS THE "DOLLAR COST AVERAGING REALLOCATIONS" SUBSECTION OF THE "REALLOCATIONS" SECTION OF THE PROSPECTUS, AND SHOULD REPLACE THE "DOLLAR COST AVERAGING REALLOCATIONS" SUBSECTION AS FOLLOWS:

     DOLLAR COST AVERAGING REALLOCATIONS. The Company may make available programs intended to allow the Contract Owner to utilize "Dollar Cost Averaging," a long-term investment method that provides for regular investments over time in a level or variable amount. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. The Contract Owner may discontinue Dollar Cost Averaging programs at any time by notifying the Company in writing. Currently, the Company offers two such Dollar Cost Averaging programs that may be available under your Contract.

     The Contract Owner may direct the Company to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account Contract Value or Fixed Account A or Fixed Account C Contract Value to any one or more other Sub-Accounts or to the Fixed Account A or Fixed Account B. No reallocations from Fixed Account B or to Fixed Account C are permitted under this program. Reallocations of this type from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Reallocations from Fixed Account C may only be made on a monthly basis.

     The Contract Owner may also direct the Company to automatically transfer interest earned on amounts invested in Fixed Account B to any one or more of the Sub-Accounts. Only automatic transfers of 100% of interest earned are allowed, and reallocations to Fixed Account A or Fixed Account C are not permitted under this program. The Company will only transfer interest that is earned after the Contract Owner has enrolled in this program. To elect this program, the Contract Value must be at least $10,000, and the Fixed Account B Contract Value must be at least $5,000. The Company reserves the right to discontinue this program when the Fixed Account B Contract Value becomes less than $5,000. Reallocations of this type may be made on a monthly, quarterly, semi-annual or annual basis. The Contract Owner may not participate in any other Dollar Cost Averaging program while participating in this program.

     Contract Owners interested in Dollar Cost Averaging programs may obtain a separate application form and full information concerning these programs and their restrictions from their registered representatives. The Company reserves the right to discontinue, modify or suspend Dollar Cost Averaging programs. Although the Company currently charges no fees for reallocations made under Dollar Cost Averaging programs, it reserves the right to charge a processing fee not to exceed $25 for each Dollar Cost Averaging reallocation between Sub-Accounts or from Fixed Account A or Fixed Account B or Fixed Account C.

                              SEPARATE ACCOUNT ONE
                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements:
         (1)      Incorporated by reference in Part A:
                  Performance Information and Condensed Financial Information
         (2)      Incorporated by reference in Part B:
                  Financial Statements of Separate Account One:
                  -   Independent Auditors' Reports
                  -   Statement of Assets and Liabilities as of December 31,
                      2000
                  - Combined Statements of Operations and Changes in Contract Owner's Equity for the years ended December 31, 2000 and December 31, 1999
                  -   Notes to Financial Statements
                  Financial Statements of the Depositor:
                  -   Independent Auditors' Reports
                  - Statutory-Basis Statements of Admitted Assets, Liabilities, Surplus and Other Funds as of December 31, 2000 and 1999
                  - Statutory-Basis Statements of Operations for the years ended December 31, 2000 and 1999
                  - Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2000 and 1999
                  - Statutory-Basis Statements of Cash Flows for the years ended December 31, 2000 and 1999
                  -   Notes to Statutory Basis Financial Statements

     (b) Exhibits
         (1)      Resolution of the Executive Committee of the Board of
                  Directors of Northern Life Insurance Company ("Depositor")
                  Authorizing the Establishment of Separate Account One
                  ("Registrant")(1)
         (2)      Not applicable
         (3.1)    Form of Distribution and Administrative Services Agreement
                  between Washington Square Securities, Inc. and Depositor(1)
         (3.2)    Form of Selling Group (or Distribution) Agreement between
                  Washington Square Securities, Inc. and Selling Group
                  Members(1)
         (3.3)    Form of Amended Broker/Dealer Variable Annuity Compensation
                  Schedule(2)
         (4.1)    Individual Deferred Tax Sheltered Annuity Contract (Transfer
                  Series)(1)
         (4.2)    Individual Deferred Annuity Contract (Transfer Series) for use
                  with Non-Qualified Plans(1)
         (4.3)    Individual Deferred Retirement Annuity Contract (Transfer
                  Series)(1)
         (4.4)    Flexible Premium Individual Deferred Tax-Sheltered Annuity
                  Contract(1)
         (4.5)    Flexible Premium Individual Deferred Retirement Annuity
                  Contract(1)
         (4.6)    ERISA Endorsement(3)
         (4.7)    TSA Endorsement(4)
         (4.8)    Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with
                  Form No. 13000 (FL) 2-95 in Florida(5)
         (4.9)    Table of Sample Values Endorsement Form No. 13058 3-97 for use
                  with Form No. 13000 (FL-PBC) 2-95 in Florida(5)
         (4.10)   Flexible Premium Individual Deferred Annuity Contract (457
                  Variable Annuity Contract)(1)
         (4.11)   Roth IRA Endorsement(1)
         (4.12)   Fixed Account C Endorsement(6)
         (4.13)   Waiver Endorsement(7)
         (4.14)   Endorsement(7)
         (4.15)   Flexible Premium Individual Deferred Annuity Contract (Retail
                  Series - TSA) (13076 7-99)(8)
         (4.16)   Individual Deferred Retirement Annuity Contract (Retail Series
                  - IRA/Non-Qualified) (13077 7-99)(8)
         (4.17)   One Year Step Up Death Benefit Endorsement (13084 7-99)(8)
         (4.18)   Flexible Premium Individual Deferred Annuity Contract (Plus
                  Series - TSA) (13078 7-99)(8)
         (4.19)   Individual Deferred Retirement Annuity Contract (Plus Series -
                  IRA/Non-Qualified) (13079 7-99)(8)
         (4.20)   Internal Revenue Code Section 457 Endorsement (13086 8-99)(8)
         (5.1)    Contract Application Form (Transfer Series and Flex Series)(1)
         (5.2)    Contract Application Form (Retail Series, Plus Series and RIA
                  Series(2)

         (6.1)    Articles of Incorporation of Depositor(1)
         (6.2)    Bylaws of Depositor(1)
         (7)      Not applicable
         (8.1)    Participation Agreement by and among AIM Variable Insurance
                  Funds, A I M Distributors, Inc. and Northern Life Insurance
                  Company dated as of March 27, 2000(8)
         (8.2)    Administrative Service Agreement between ReliaStar Life
                  Insurance Company, Northern Life Insurance Company, ReliaStar
                  Life Insurance Company of New York and A I M Advisors, Inc.
                  dated as of March 27, 2000(8)
         (8.3)    Participation Agreement by and among The Alger American Fund,
                  Northern Life Insurance Company and Fred Alger and Company dated as of June 30, 1995(1)
         (8.4)    Service Agreement by and between Fred Alger Management, Inc.
                  and Northern Life Insurance Company, dated as of August 8,
                  1997(5)
         (8.5)    Participation Agreement among Fidelity Variable Insurance
                  Products Fund, Fidelity Distributors Corporation, and Northern
                  Life Insurance Company dated January 1, 1995(1)
         (8.6)    Amendment dated as of July 24, 1997 to Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity
                  Distributors Corporation, and Northern Life Insurance Company, dated as of January 1, 1995(5)
         (8.7)    Participation Agreement among Fidelity Variable Insurance
                  Products Fund II, Fidelity Distributors Corporation, and
                  Northern Life Insurance Company dated January 1, 1995(1)
         (8.8)    Amendment dated as of July 24, 1997 to Participation Agreement among Fidelity Variable Insurance Products Fund II, Fidelity
                  Distributors Corporation, and Northern Life Insurance Company, dated as of January 1, 1995(5)
         (8.9)    Participation Agreement among Fidelity Variable Insurance
                  Products Fund III, Fidelity Distributors Corporation and
                  Northern Life Insurance Company dated as of January 1, 1999(8)
         (8.10)   Service Agreement and Contract between ReliaStar Life
                  Insurance Company, WSSI, and Fidelity Investments
                  Institutional Operations Company and Fidelity Distributors
                  Corporation dated January 1, 1997(8)
         (8.11)   Fund Participation Agreement by and between the Janus Aspen
                  Series and Northern Life Insurance Company, dated August 8,
                  1997(5)
         (8.12)   Service Agreement by and between Janus Capital Corporation and
                  Northern Life Insurance Company, dated August 8, 1997(5)
         (8.13)   Fund Participation Agreement by and among Northern Life
                  Insurance Company, Neuberger Berman Advisers Management Trust,
                  Advisers Managers Trust and Neuberger Berman Management Inc., dated August 8, 1997(5)
         (8.14)   Amendment No. 1 dated as of December 1, 1998 to Fund
                  Participation Agreement by and among Northern Life Insurance
                  Company, Neuberger Berman Advisers Management Trust, Advisers
                  Managers Trust and Neuberger Berman Management Inc. dated
                  December 1, 1998(7)

         (8.15) Addendum dated as of May 1, 2000 to Fund Participation Agreement by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc. dated December 1, 1998(8)
         (8.16) Service Agreement by and between Neuberger Berman Management Inc. and Northern Life Insurance Company, effective August 8, 1997(5)
         (8.17) Participation Agreement by and among OCC Accumulation Trust, Northern Life Insurance Company and OCC Distributors, dated August 8, 1997(5)
         (8.18) Service Agreement by and between OpCap Advisors and Northern Life Insurance Company, dated as of August 8, 1997(5)
         (8.19) Form of Participation Agreement between Pilgrim Variable Products Trust and Northern Life Insurance Company(9)
         (9)      Consent and Opinion of Counsel
         (10)(a)  Consent of Ernst & Young LLP, Independent Auditors
         (10)(b)  Consent of Deloitte & Touche LLP, Independent Auditors
         (11)     No Financial Statements are omitted from Item 23
         (12)     Not applicable
         (13)     Schedule of Computation of Performance Data(7)
         (14)     Powers of Attorney(8)

1. Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 20, 1998.
2. Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed November 5, 1999.
3. Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 23, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 28, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed July 29, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed December 23, 1998.
7. Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed April 23, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement File No. 33-90474, filed on April 25, 2001.

Item 25. Directors and Principal Officers of the Depositor*

Name and Principal Business Address                   Positions and Offices with Depositor
-----------------------------------                   ------------------------------------
John G. Turner**                                      Chairman

Thomas J. McInerney***                                Director; President and Chief Executive Officer

Wayne R. Huneke****                                   Director; Chief Financial Officer

P. Randall Lowery****                                 Director

Mark A. Tullis****                                    Director

Robert C. Salipante**                                 Director

Jerome A. Mills*****                                  Executive Vice President

Peggy A. Anson***                                     Senior Vice President

Allan Baker***                                        Senior Vice President

Shaun P. Mathews***                                   Senior Vice President

Kathleen A. Murphy***                                 Senior Vice President

Catherine H. Smith***                                 Senior Vice President

Boyd G. Combs****                                     Senior Vice President, Tax

John A. Johnson**                                     Vice President

Deborah Koltenuk***                                   Vice President and Controller

David S. Pendergrass****                              Vice President and Treasurer

Jeffrey W. Seel****                                   Vice President, Investments

Fred C. Smith****                                     Vice President, Investments

Richard Contreras*****                                Vice President, Sales

Paula Cludray-Engelke**                               Secretary


* These individuals may also be directors and/or officers of other affiliates of the Company.
** The principal business address of these directors and officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
*** The principal business address of these directors and officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
**** The principal business address of these directors and officers is 5780 Powers Ferry Road, N.W. Atlanta, Georgia 30327-4390.
***** The principal business address of these directors and officers is 1501 Fourth Avenue, Seattle, Washington 89101.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


     Incorporated herein by reference to Item 26 of Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 33-81216), as filed on January 19, 2001.

Item 27.      Number of Contract Owners

     As of May 31, 2001, there were 58,757 owners of contracts holding interests in variable annuities funded through Separate Account One.

Item 28.      Indemnification

     Reference is hereby made to Article VII, Section 6 of Depositor's Bylaws, filed as an Exhibit to this registration statement filed on Form N-4. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others, and permit indemnification of directors, officers, employees and agents of Washington Square Securities, Inc. ("WSSI") under certain conditions.
Section 4.01 of the Bylaws of WSSI mandates indemnification by WSSI of its directors and officers under certain conditions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or WSSI, pursuant to the foregoing provisions or otherwise, Depositor and WSSI have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or WSSI in the successful defense or any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or WSSI in connection with the securities being registered, Depositor or WSSI, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor and WSSI.

Item 29.      Principal Underwriter

     (a) WSSI is the distributor and principal underwriter of the Contracts. WSSI also acts as the principal distributor and underwriter of:

         - variable annuity contracts issued by ReliaStar Life Insurance Company ("ReliaStar Life") through the ReliaStar Select Variable Account, a separate account of ReliaStar Life registered as a unit investment trust under the Investment Company Act of 1940;

         - variable life insurance policies issued by ReliaStar Life through Select-Life Variable Account, a separate account of ReliaStar Life registered as a unit investment trust under the Investment Company Act of 1940:

         - variable annuity contracts issued by ReliaStar Life Insurance Company of New York ("RLNY") through the ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II, a separate account of RLNY registered as a unit investment trust under the Investment Company Act of 1940; and

         - variable life insurance policies issued by RLNY through ReliaStar Life Insurance Company of New York Variable Life Separate Account I, a separate account of RLNY registered as a unit investment trust under the Investment Company Act of 1940.

     (b) The following are the directors and officers of the Principal
         Underwriter:

Name and Principal Business Address             Positions and Offices with Principal Underwriter
-----------------------------------             ------------------------------------------------
Myles Z. Gordon                                 Director

Brian Nygaard*                                  Director

Michael J. Dubes**                              Director; Chairman and Chief Executive Officer

Barbara S. Stewart***                           President

Eugene Grayson***                               Executive Vice President

Seth Schwartz***                                Vice President and Chief Compliance Officer

Kevin P. Stych                                  Vice President and Chief Marketing Officer

David A. Sheridan****                           Vice President

Kenneth Severund                                Vice President and Chief Operating Officer

Daniel S. Kuntz***                              Assistant Vice President, Chief Financial Officer
                                                and Treasurer

Paula Cludray-Engelke***                        Secretary

Loralee A. Renelt***                            Assistant Secretary

Allen Kidd                                      Assistant Secretary

* The address of this director is 5780 Powers Ferry Road, N.W. Atlanta, Georgia 30327-4390.
** The address of this director is 1501 Fourth Avenue, Seattle, Washington 98101-3620.
*** The address of these directors and officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
****     The address of this officer is 20 Security Drive, Avon, Connecticut
         06001.

      (c) For the year ended December 31, 2000, WSSI received $10,417,000 in fees including gross concessions with distributions of the Transfer Series, Flex Series, Retail Series and RIA Series Contracts.

Item 30.      Location of Accounts and Records

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                      Northern Life Insurance Company
                      1501 Fourth Avenue
                      Suite 1000
                      Seattle, Washington  98101-3620

Item 31.      Management Services

     Not applicable

Item 32.      Undertakings

     Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

     (b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

     (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

     (d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

     (e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (f) The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

     (g) The Depositor and Registrant rely on SEC regulation (section 720.6c7) with respect to offering variable annuity contracts under the Texas Optional Retirement Program and represent that the provisions of paragraphs (a)-(d) of that regulation have been or will be complied with.

                                   SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account One of Northern Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-90474) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 13th day of August, 2001.

                                           SEPARATE ACCOUNT ONE OF NORTHERN
                                           LIFE INSURANCE COMPANY
                                           (Registrant)

                                      By:  NORTHERN LIFE INSURANCE COMPANY
                                               (Depositor)

                                      By:  Thomas J. McInerney*
                                           ----------------------------------
                                           Thomas J. McInerney
                                           President

     As required by the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signature                     Title                                                                Date
---------                     -----                                                                ----
Thomas J. McInerney *         Director and President                                      )
----------------------------  (principal executive officer)                               )
Thomas J. McInerney                                                                       )
                                                                                          )
Wayne R. Huneke*              Director, Chief Financial Officer and Assistant Treasurer   )       August
----------------------------  (Chief Accounting Officer)                                  )       13, 2001
Wayne R. Huneke                                                                           )
                                                                                          )
P. Randall Lowery*            Director                                                    )
----------------------------                                                              )
P. Randall Lowery                                                                         )
                                                                                          )
Mark A. Tullis*               Director                                                    )
----------------------------                                                              )
Mark A. Tullis                                                                            )
                                                                                          )
Robert C. Salipante*          Director                                                    )
----------------------------                                                              )
Robert C. Salipante                                                                       )

By:  /s/ Michael A. Pignatella
     --------------------------------------------
     Michael A. Pignatella
     *Attorney-in-Fact


                              SEPARATE ACCOUNT ONE
                                  EXHIBIT INDEX


Exhibit No.     Exhibit
-----------     -------

99-B.8.19      Form of Participation Agreement between Pilgrim Variable Products
               Trust and Northern Life Insurance Company
                                                                                                    ------------
99-B.9         Opinion and Consent of Counsel
                                                                                                    ------------
99-B.10(a)     Consent of Ernst & Young LLP, Independent Auditors
                                                                                                    ------------
99-B.10(b)     Consent of Deloitte & Touche LLP, Independent Auditors
                                                                                                    ------------